Consolidated Statements Of Operations And Comprehensive (Loss) Income (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Value added tax on revenue	¥ 3,550,878	¥ 2,620,355	¥ 1,434,015
Value added tax expenses net of refund	¥ 2,539,297	¥ 1,950,935	¥ 893,909